Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Note receivable face amount	$ 15.8
Purchase of common stock	339,200
Purchase price	$ 46.50
Note receivable bears interest	6.33%
Notes receivable maturity date	June 1, 2010
Previous [Member]
Notes receivable maturity date	August 2007